Capital disclosures and net debt - Disclosure of reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	$ 61,176
Hedge accounted derivatives at beginning of year	118
Lease liabilities	8,611
Liabilities arising from financing activities at beginning of year	70,518	$ 79,228
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(423)	(400)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(13,037)	(10,823)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	1,329	984
Increase through new leases, liabilities arising from financing activities	2,388	1,790
Increase (decrease) through other changes, liabilities arising from financing activities	72	(261)
Finance debt at end of year	46,944	61,176
Hedge accounted derivatives at end of year	3,673	118
Lease liabilities	8,549	8,611
Liabilities arising from financing activities at beginning of year	60,847	70,518
Borrowings
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	61,176	72,664
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(164)	(185)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(10,855)	(8,575)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(3,694)	(2,578)
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	481	(150)
Finance debt at end of year	46,944	61,176
Borrowings | Archaea Energy Inc.
Disclosure of detailed information about hedges [line items]
Increase (decrease) through other changes, liabilities arising from financing activities	1,044
Currency derivatives
Disclosure of detailed information about hedges [line items]
Hedge accounted derivatives at beginning of year	481	(2,965)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	0	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(192)	(126)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	5,023	3,562
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	0	10
Hedge accounted derivatives at end of year	5,312	481
Lease liabilities
Disclosure of detailed information about hedges [line items]
Lease liabilities	8,611	9,262
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(260)	(215)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1,961)	(2,082)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	2,367	1,767
Increase (decrease) through other changes, liabilities arising from financing activities	(208)	(121)
Lease liabilities	8,549	8,611
Net partner payable for leases entered into on behalf of joint operations
Disclosure of detailed information about hedges [line items]
Net partner (receivable) payable for joint operation leases at beginning of year	250	267
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	1	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(29)	(40)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	21	23
Increase (decrease) through other changes, liabilities arising from financing activities	(201)	0
Net partner (receivable) payable for joint operation leases at end of year	$ 42	$ 250